Offerings	Feb. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2029
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's Registration Statement on Form S-3 (File No. 333-277990), in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.550% Notes due 2029
Amount Registered | shares	3,000,000,000
Proposed Maximum Offering Price per Unit	0.99872
Maximum Aggregate Offering Price	$ 2,996,160,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 413,769.70
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.950% Notes due 2031
Amount Registered | shares	3,500,000,000
Proposed Maximum Offering Price per Unit	0.99834
Maximum Aggregate Offering Price	$ 3,494,190,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 482,547.64
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.350% Notes due 2033
Amount Registered | shares	3,000,000,000
Proposed Maximum Offering Price per Unit	0.99951
Maximum Aggregate Offering Price	$ 2,998,530,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 414,096.99
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.700% Notes due 2036
Amount Registered | shares	5,000,000,000
Proposed Maximum Offering Price per Unit	0.99782
Maximum Aggregate Offering Price	$ 4,989,100,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 688,994.71
Offering Note	See Offering Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.550% Notes due 2046
Amount Registered | shares	2,250,000,000
Proposed Maximum Offering Price per Unit	0.99912
Maximum Aggregate Offering Price	$ 2,248,020,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 310,451.56
Offering Note	See Offering Note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.700% Notes due 2056
Amount Registered | shares	5,000,000,000
Proposed Maximum Offering Price per Unit	0.9982
Maximum Aggregate Offering Price	$ 4,991,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 689,257.10
Offering Note	See Offering Note 1.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.850% Notes due 2066
Amount Registered | shares	2,750,000,000
Proposed Maximum Offering Price per Unit	0.9981
Maximum Aggregate Offering Price	$ 2,744,775,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 379,053.43
Offering Note	See Offering Note 1.